Parent Company Financial Data	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Financial Data

Note 19 - Parent Company Financial Data

The following is a summary of the condensed financial statements of Uwharrie Capital Corp:

Condensed Balance Sheets

	December 31,
	2020	2019
	(dollars in thousands)
Assets
Cash and demand deposits	$61	$526
Interest-earning deposits	1,832	1,589
Equity securities	1,352	—
Investments in:
Bank subsidiaries	54,946	45,770
Nonbank subsidiaries	356	381
Other assets	3,073	2,073
Total assets	$61,620	$50,339
Liabilities and shareholders’ equity
Master notes	$710	$626
Short term debt	—	—
Long term debt	10,992	9,992
Other liabilities	1,336	1,518
Total liabilities	13,038	12,136
Shareholders’ equity	48,582	38,203
Total liabilities and shareholders’ equity	$61,620	$50,339

Note 19 - Parent Company Financial Data (Continued)

Condensed Statements of Income

	2020	2019	2018
	(dollars in thousands)
Equity in undistributed earnings (loss) of subsidiaries	$5,882	$1,206	$2,026
Dividends received from subsidiaries	2,500	2,750	1,150
Interest income	56	15	17
Other income	545	41	80
Interest expense	(561)	(577)	(571)
Other operating expense	(388)	(578)	(410)
Income tax benefit	73	230	185
Net income	$8,107	$3,087	$2,477
Consolidated net income	$8,107	$3,087	$2,477
Less: Net income attributable to noncontrolling interest	(567)	(564)	(570)
Net income attributable to Uwharrie Capital Corp	7,540	2,523	1,907
Net income available to common shareholders	$7,540	$2,523	$1,907
Net income per common share
Basic	$1.06	$0.34	$0.26
Diluted	$1.06	$0.34	$0.26
Weighted average shares outstanding
Basic	7,130,772	7,343,247	7,373,919
Diluted	7,130,772	7,343,247	7,373,919

Note 19 - Parent Company Financial Data (Continued)

Condensed Statements of Cash Flows

	2020	2019	2018
	(dollars in thousands)
Cash flows from operating activities
Net income	$8,107	$3,087	$2,477
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(5,882)	(1,206)	(2,026)
Unrealized gain on equity securities	(451)	—	—
(Increase) decrease in other assets	120	(435)	(198)
Increase (decrease) in other liabilities	(182)	528	220
Net cash provided by operating activities	1,712	1,974	473
Cash flows from investing activities
Purchase of equity securities	(901)	—	—
Purchase of investments in other assets	(1,120)	—	—
Net cash used by financing activities	(2,021)	—	—
Cash flows from financing activities
Increase (decrease) in master notes	84	(564)	(562)
Increase (decrease) in long-term debt	1,000	(440)	440
Net increase in subordinated debentures	—	458	—
Net increase in investment in subsidiares	—	—	(250)
Net proceeds from issuance of common stock - stock options	—	—	65
Repurchase of common stock, net	(991)	(850)	(747)
Cash paid for fractional shares	(7)	(7)	(7)
Other, net	1	1	—
Net cash provided (used) by financing activities	87	(1,402)	(1,061)
Net increase (decrease) in cash and cash equivalents	(222)	572	(588)
Cash and cash equivalents at beginning of year	2,115	1,543	2,131
Cash and cash equivalents at end of year	$1,893	$2,115	$1,543